CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 127,371	$ 36,307	$ 17,552
Cost of revenue	126,124	40,219	20,812
Gross margin	1,247	(3,912)	(3,260)
Operating expenses:
Sales and marketing	19,950	14,829	17,462
Research and development	22,723	15,941	14,703
General and administrative	41,648	14,705	12,425
Total operating expenses	84,321	45,475	44,590
Loss from operations	(83,074)	(49,387)	(47,850)
Other income (expense), net:
Interest expense	(17,395)	(20,806)	(12,548)
Loss on extinguishment of debt	(5,064)	0	0
Change in fair value of warrants and embedded derivative	3,424	(84,455)	1,493
Other income (expenses), net	898	(1,471)	(503)
Total other income (expense)	(18,137)	(106,732)	(11,558)
Income (loss) before income taxes	(101,211)	(156,119)	(59,408)
Income tax expense	0	(5)	(6)
Net loss	$ (101,211)	$ (156,124)	$ (59,414)
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (0.96)	$ (4.13)	$ (1.51)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (0.96)	$ (4.13)	$ (1.51)
Weighted-average shares used in computing net loss per share, basic (in shares)	105,561,139	40,064,087	42,811,383
Weighted-average shares used in computing net loss per share, diluted (in shares)	105,561,139	40,064,087	42,811,383
Service revenue
Total revenue	$ 20,463	$ 15,645	$ 13,482
Cost of revenue	28,177	21,187	16,958
Hardware revenue
Total revenue	106,908	20,662	4,070
Cost of revenue	$ 97,947	$ 19,032	$ 3,854